UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-04727
                                                   ----------

                     Phoenix Strategic Equity Series Fund
          ------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                               101 Munson Street
                           Greenfield, MA 01301-9668
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)



          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,             John H. Beers, Esq.
 Counsel and Secretary for Registrant         Vice President and Counsel
    Phoenix Life Insurance Company          Phoenix Life Insurance Company
           One American Row                        One American Row
        Hartford, CT 06103-2899                 Hartford, CT 06103-2899
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: April 30
                                               ---------

                  Date of reporting period: October 31, 2006
                                           -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              OCTOBER 31, 2006


SEMIANNUAL REPORT


O    PHOENIX DYNAMIC GROWTH FUND
O    PHOENIX FUNDAMENTAL GROWTH FUND
O    PHOENIX STRATEGIC GROWTH FUND



TRUST NAME: PHOENIX STRATEGIC EQUITY
SERIES FUND

[GRAPHICS OMITTED]



[GRAPHIC OMITTED] WOULDN'T YOU RATHER
                  HAVE THIS DOCUMENT
                  E-MAILED TO YOU?
                  Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fundss record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended October 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

                                                                               1
NOVEMBER 2006

TABLE OF CONTENTS

Glossary...................................................................   3
Phoenix Dynamic Growth Fund................................................   4
Phoenix Fundamental Growth Fund............................................  10
Phoenix Strategic Growth Fund..............................................  16
Notes to Financial Statements..............................................  24
Results of Shareholders Meeting............................................  28

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX DYNAMIC GROWTH FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is use-ful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

    Dynamic                 Beginning        Ending         Expenses Paid
  Growth Fund             Account Value   Account Value        During
    Class A              April 30, 2006  October 31, 2006      Period*
----------------         --------------- ----------------   -------------
Actual                     $1,000.00        $  947.60         $7.12
Hypothetical (5% return
  before expenses)          1,000.00         1,017.90          7.40

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45%
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

    Dynamic                 Beginning        Ending         Expenses Paid
  Growth Fund             Account Value   Account Value        During
    Class C              April 30, 2006  October 31, 2006      Period*
----------------         --------------  ----------------   -------------
Actual                     $1,000.00        $  943.90        $10.79
Hypothetical (5%
  return before expenses)   1,000.00         1,014.06         11.24

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20%
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Dynamic Growth Fund


SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/06
As a percentage of total investments


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Discretionary                          22%
Information Technology                          22
Health Care                                     15
Industrials                                     10
Financials                                       9
Energy                                           7
Telecommunication Services                       4
Other                                           11


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006
                                   (UNAUDITED)

                                                          SHARES     VALUE
                                                         -------  -----------
DOMESTIC COMMON STOCKS--89.8%

AEROSPACE & DEFENSE--3.3%
Precision Castparts Corp. ............................     5,350  $   364,121

APPAREL RETAIL--5.5%
DSW, Inc. Class A(b) .................................    10,650      368,490
Tween Brands, Inc.(b) ................................     5,650      236,283
                                                                  -----------
                                                                      604,773
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--7.4%
Carter's, Inc.(b) ....................................    11,700      330,291
Polo Ralph Lauren Corp. ..............................     6,900      489,900
                                                                  -----------
                                                                      820,191
                                                                  -----------
APPLICATION SOFTWARE--2.0%
Parametric Technology Corp.(b) .......................    11,250      219,825

ASSET MANAGEMENT & CUSTODY BANKS--4.0%
T. Rowe Price Group, Inc. ............................     9,450      447,079

BIOTECHNOLOGY--3.7%
Celgene Corp.(b) .....................................     7,650      408,816

CATALOG RETAIL--3.8%
Coldwater Creek, Inc.(b) .............................    13,850      422,286

COMMUNICATIONS EQUIPMENT--3.3%
Finisar Corp.(b) .....................................    39,050      135,894
Harris Corp. .........................................     5,250      223,650
                                                                  -----------
                                                                      359,544
                                                                  -----------
EDUCATION SERVICES--2.1%
Bright Horizons Family Solutions, Inc.(b) ............     6,150      236,283

                                                          SHARES     VALUE
                                                         -------  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--5.4%
Amphenol Corp. Class A ...............................     5,600  $   380,240
Itron, Inc.(b) .......................................     3,900      212,316
                                                                  -----------
                                                                      592,556
                                                                  -----------

HEALTH CARE EQUIPMENT--6.4%
Hologic, Inc.(b) .....................................     7,550      363,532
Intuitive Surgical, Inc.(b) ..........................     1,650      163,647
ResMed, Inc.(b) ......................................     4,200      184,758
                                                                  -----------
                                                                      711,937
                                                                  -----------
HEALTH CARE FACILITIES--3.0%
Psychiatric Solutions, Inc.(b) .......................    10,150      336,980

HEALTH CARE SUPPLIES--1.3%
LifeCell Corp.(b) ....................................     6,250      146,438

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.7%
Robert Half International, Inc. ......................    11,250      411,187

INTERNET SOFTWARE & SERVICES--8.5%
Akamai Technologies, Inc.(b) .........................     8,500      398,310
aQuantive, Inc.(b) ...................................     8,550      232,389
WebEx Communications, Inc.(b) ........................     8,200      315,290
                                                                  -----------
                                                                      945,989
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--3.5%
Greenhill & Co., Inc. ................................     5,700      387,258

IT CONSULTING & OTHER SERVICES--2.5%
Cognizant Technology Solutions Corp. Class A(b) ......     3,700      278,536

LEISURE FACILITIES--3.3%
Life Time Fitness, Inc.(b) ...........................     7,150      368,440

                        See Notes to Financial Statements

Phoenix Dynamic Growth Fund
                                                          SHARES     VALUE
                                                         -------  -----------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Ventana Medical Systems, Inc.(b) .....................     2,850  $   115,112

MANAGED HEALTH CARE--1.0%
WellCare Health Plans, Inc.(b) .......................     1,950      114,563

OIL & GAS DRILLING--2.1%
ENSCO International, Inc. ............................     4,750      232,608

OIL & GAS EXPLORATION & PRODUCTION--5.4%
Denbury Resources, Inc.(b) ...........................    12,000      344,880
Range Resources Corp. ................................     9,300      252,495
                                                                  -----------
                                                                      597,375
                                                                  -----------

SEMICONDUCTORS--0.3%
Intersil Corp. Class A ...............................     1,400       32,830

TRADING COMPANIES & DISTRIBUTORS--3.0%
Fastenal Co. .........................................     8,300      333,992

WIRELESS TELECOMMUNICATION SERVICES--4.3%
NII Holdings, Inc.(b) ................................     7,300      474,719

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,149,125)                                        9,963,438
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.8%
(IDENTIFIED COST $8,149,125)                                        9,963,438
--------------------------------------------------------------------------------

                                                            PAR
                                                           VALUE
                                                           (000)
                                                          -------
SHORT-TERM INVESTMENTS--10.8%

COMMERCIAL PAPER(c)--10.8%
Bank of America Corp. 5.25%, 11/1/06 .................      $500      500,000
UBS Finance Delaware LLC 5.235%, 11/2/06 .............       160      159,977
Pitney Bowes, Inc. 5.25%, 11/3/06 ....................       545      544,841

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,204,818)                                        1,204,818
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $9,353,943)                                       11,168,256(a)


Other assets and liabilities, net--(0.6)%                             (71,421)
                                                                  -----------
NET ASSETS--100.0%                                                $11,096,835
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,928,980 and gross depreciation of $130,946 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $9,370,222.
(b) Non-income producing.
(c) The rate shown is the discount rate.


                        See Notes to Financial Statements
6

Phoenix Dynamic Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $9,353,943)                                     $ 11,168,256
Cash                                                                      3,519
Receivables
   Investment securities sold                                           157,907
   Fund shares sold                                                       7,691
   Receivable from adviser                                                3,830
Trustee retainer                                                             32
Prepaid expenses                                                         14,446
                                                                   ------------
     Total assets                                                    11,355,681
                                                                   ------------
LIABILITIES
Payables

   Investment securities purchased                                      232,381
   Fund shares repurchased                                                1,656
   Professional fee                                                      18,621
   Distribution and service fees                                          2,462
   Administration fee                                                     1,176
   Transfer agent fee                                                       600
   Other accrued expenses                                                 1,950
                                                                   ------------
     Total liabilities                                                  258,846
                                                                   ------------
NET ASSETS                                                         $ 11,096,835
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 10,112,920
Accumulated net investment loss                                         (46,122)
Accumulated net realized loss                                          (784,276)
Net unrealized appreciation                                           1,814,313
                                                                   ------------
NET ASSETS                                                         $ 11,096,835
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,922,019)                   1,005,525
Net asset value per share                                                $10.86
Offering price per share $10.86/(1-5.75%)                                $11.52

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $174,816)                         16,245
Net Asset Value and Offering Price Per Share                             $10.76


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                              $  21,763
Dividends                                                                11,419
                                                                      ---------
     Total investment income                                             33,182
                                                                      ---------
EXPENSES
Investment advisory fee                                                  43,411
Service fees, Class A                                                    13,359
Distribution and service fees, Class C                                      828
Financial agent fee                                                       1,739
Administration fee                                                        3,640
Registration                                                             18,858
Professional                                                             15,639
Transfer agent                                                            9,389
Trustees                                                                  8,030
Custodian                                                                 2,891
Printing                                                                  1,553
                                                                      ---------
     Total expenses                                                     119,337
                                                                      ---------
Less expenses reimbursed by investment adviser                          (39,910)
Custodian fees paid indirectly                                             (123)
                                                                      ---------
     Net expenses                                                        79,304
                                                                      ---------
NET INVESTMENT INCOME (LOSS)                                            (46,122)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (445,501)
Net change in unrealized appreciation (depreciation) on investments    (162,212)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                         (607,713)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(653,835)
                                                                      =========

                        See Notes to Financial Statements

Phoenix Dynamic Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended        From Inception
                                                                              October 31, 2006   August 1, 2005
                                                                                 (Unaudited)   to April 30, 2006
                                                                              ---------------- -----------------
FROM OPERATIONS
   Net investment income (loss)                                                 $    (46,122)    $    (70,594)
   Net realized gain (loss)                                                         (445,501)        (338,775)
   Net change in unrealized appreciation (depreciation)                             (162,212)       1,976,525
                                                                                ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (653,835)       1,567,156
                                                                                ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (27,249 and 1,138,907 shares, respectively)         288,556       11,400,615
   Cost of shares repurchased (49,906 and 110,725 shares, respectively)             (507,625)      (1,161,947)
                                                                                ------------     ------------
Total                                                                               (219,069)      10,238,668
                                                                                ------------     ------------
CLASS C
   Proceeds from sales of shares (772 and 15,490 shares, respectively)                 8,299          155,798
   Cost of shares repurchased (17 and 0 shares, respectively)                           (182)              --
                                                                                ------------     ------------
Total                                                                                  8,117          155,798
                                                                                ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (210,952)      10,394,466
                                                                                ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (864,787)      11,961,622

NET ASSETS

   Beginning of period                                                            11,961,622               --
                                                                                ------------     ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF $(46,122) AND $0, RESPECTIVELY)                  $ 11,096,835     $ 11,961,622
                                                                                ============     ============


                        See Notes to Financial Statements
8

Phoenix Dynamic Growth Fund

                                                        FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                        CLASS A
                                          ---------------------------------------
                                             SIX MONTHS
                                                ENDED             FROM INCEPTION
                                          OCTOBER 31, 2006        AUGUST 1, 2005
                                            (UNAUDITED)         TO APRIL 30, 2006
                                          ----------------      -----------------
Net asset value, beginning of period             $11.46             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.04)             (0.07)
   Net realized and unrealized gain (loss)        (0.56)              1.53
                                                 ------             ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.60)              1.46
                                                 ------             ------
Change in net asset value                         (0.60)              1.46
                                                 ------             ------
NET ASSET VALUE, END OF PERIOD                   $10.86             $11.46
                                                 ======             ======

Total return(1)                                   (5.24)%(4)         14.60 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $10,922            $11,785
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.45 %(3)          1.45 %(3)
   Gross operating expenses                        2.19 %(3)          3.03 %(3)
   Net investment income (loss)                   (0.84)%(3)         (0.92)%(3)
Portfolio turnover                                   39 %(4)            54 %(4)


                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        CLASS C
                                          ---------------------------------------
                                             SIX MONTHS
                                                ENDED             FROM INCEPTION
                                          OCTOBER 31, 2006        AUGUST 1, 2005
                                            (UNAUDITED)         TO APRIL 30, 2006
                                          ----------------      -----------------
Net asset value, beginning of period             $11.40             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.08)             (0.13)
   Net realized and unrealized gain (loss)        (0.56)              1.53
                                                 ------             ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.64)              1.40
                                                 ------             ------
Change in net asset value                         (0.64)              1.40
                                                 ------             ------
NET ASSET VALUE, END OF PERIOD                   $10.76             $11.40
                                                 ======             ======

Total return(1)                                   (5.61)%(4)         14.00 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $175               $177
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.20 %(3)          2.20 %(3)
   Gross operating expenses                        2.94 %(3)          3.82 %(3)
   Net investment income (loss)                   (1.59)%(3)         (1.67)%(3)
Portfolio turnover                                   39 %(4)            54 %(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX FUNDAMENTAL GROWTH FUND



ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fundamental Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is use-ful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


  Fundamental             Beginning           Ending       Expenses Paid
  Growth Fund           Account Value     Account Value       During
    Class A            April 30, 2006    October 31, 2006     Period*
----------------       ---------------   ---------------- --------------
Actual                     $1,000.00        $   976.30         $7.22
Hypothetical (5% return
  before expenses)          1,000.00          1,017.90          7.40

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45%
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

  Fundamental             Beginning           Ending       Expenses Paid
  Growth Fund           Account Value     Account Value       During
    Class C            April 30, 2006    October 31, 2006     Period*
----------------       --------------    ----------------  -------------
Actual                     $1,000.00        $  973.40         $10.95
Hypothetical (5% return
  before expenses)          1,000.00         1,014.06          11.24

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Fundamental Growth Fund

SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/06
As a percentage of total investments


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Information Technology                          26%
Health Care                                     19
Energy                                          16
Consumer Discretionary                          11
Financials                                       9
Industrials                                      9
Consumer Staples                                 6
Other                                            4



                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006
                                   (UNAUDITED)

                                                          SHARES     VALUE
                                                         -------  -----------
DOMESTIC COMMON STOCKS--88.4%

APPAREL, ACCESSORIES & LUXURY GOODS--4.6%
Polo Ralph Lauren Corp. ..............................    10,500 $    745,500
Under Armour, Inc. Class A(b) ........................    10,500      486,675
                                                                 ------------
                                                                    1,232,175
                                                                 ------------
APPLICATION SOFTWARE--1.0%
NAVTEQ Corp.(b) ......................................     8,000      265,600

BIOTECHNOLOGY--6.5%
Genentech, Inc.(b) ...................................     4,000      333,200
Genzyme Corp.(b) .....................................    10,800      729,108
Gilead Sciences, Inc.(b) .............................     9,900      682,110
                                                                 ------------
                                                                    1,744,418
                                                                 ------------
COMMUNICATIONS EQUIPMENT--7.4%
Cisco Systems, Inc.(b) ...............................    34,600      834,898
Corning, Inc.(b) .....................................    41,100      839,673
QUALCOMM, Inc. .......................................     8,500      309,315
                                                                 ------------
                                                                    1,983,886
                                                                 ------------
COMPUTER HARDWARE--7.9%
Apple Computer, Inc.(b) ..............................    14,200    1,151,336
Hewlett-Packard Co. ..................................    25,400      983,996
                                                                 ------------
                                                                    2,135,332
                                                                 ------------
CONSTRUCTION & ENGINEERING--2.6%
Foster Wheeler Ltd.(b) ...............................    15,700      705,715

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.2%
Deere & Co. ..........................................    10,000      851,300

DATA PROCESSING & OUTSOURCED SERVICES--2.3%
CheckFree Corp.(b) ...................................    15,900      627,732


                                                          SHARES     VALUE
                                                         -------  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
Emerson Electric Co. .................................    10,200  $   860,880

HEALTH CARE EQUIPMENT--5.8%
Hologic, Inc.(b) .....................................    19,200      924,480
Hospira, Inc.(b) .....................................    17,200      625,220
                                                                 ------------
                                                                    1,549,700
                                                                 ------------
INTEGRATED OIL & GAS--0.9%
Exxon Mobil Corp. ....................................     3,500      249,970

INTERNET SOFTWARE & SERVICES--6.0%
aQuantive, Inc.(b) ...................................    14,800      402,264
eBay, Inc.(b) ........................................    10,000      321,300
Google, Inc. Class A(b) ..............................     1,880      895,613
                                                                 ------------
                                                                    1,619,177
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.6%
Goldman Sachs Group, Inc. (The) ......................     3,700      702,223

MANAGED HEALTH CARE--2.0%
WellPoint, Inc.(b) ...................................     6,900      526,608

OIL & GAS DRILLING--1.9%
Rowan Cos., Inc. .....................................    15,700      524,066

OIL & GAS EQUIPMENT & SERVICES--2.0%
Schlumberger Ltd. ....................................     8,700      548,796

OIL & GAS EXPLORATION & PRODUCTION--4.7%
Anadarko Petroleum Corp. .............................     7,600      352,792
Southwestern Energy Co.(b) ...........................    25,600      910,848
                                                                 ------------
                                                                    1,263,640
                                                                 ------------
OIL & GAS REFINING & MARKETING--2.9%
Valero Energy Corp. ..................................    14,700      769,251

                        See Notes to Financial Statements

Phoenix Fundamental Growth Fund
                                                          SHARES     VALUE
                                                         -------  -----------

PACKAGED FOODS & MEATS--3.3%
Wrigley (Wm.) Jr. Co. ................................    17,000 $    883,150

PHARMACEUTICALS--5.0%
Allergan, Inc. .......................................     5,200      600,600
Wyeth ................................................    14,800      755,244
                                                                 ------------
                                                                    1,355,844
                                                                 ------------
RESTAURANTS--3.0%
Starbucks Corp.(b) ...................................    21,700      819,175

SOFT DRINKS--2.5%
PepsiCo, Inc. ........................................    10,700      678,808

SPECIALIZED FINANCE--3.3%
Chicago Mercantile Exchange Holdings, Inc. ...........     1,800      901,800

SPECIALTY STORES--3.8%
Dick's Sporting Goods, Inc.(b) .......................     6,500      323,440
PetSmart, Inc. .......................................    24,000      690,720
                                                                 ------------
                                                                    1,014,160
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $21,878,224)                                      23,813,406
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.6%

COMMUNICATIONS EQUIPMENT--1.0%
Nokia Oyj Sponsored ADR (Finland) ....................    13,900      276,332

OIL & GAS DRILLING--3.4%
Nabors Industries Ltd. (United States)(b) ............    29,200      901,696

PROPERTY & CASUALTY INSURANCE--2.2%
ACE Ltd. (United States) .............................    10,200      583,950

REINSURANCE--1.0%
PartnerRe Ltd. (United States) .......................     3,900      272,688

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,995,064)                                        2,034,666
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $23,873,288)                                      25,848,072
--------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)
                                                         -------
SHORT-TERM INVESTMENTS--3.3%

COMMERCIAL PAPER(d)--3.3%
CAFCO LLC 5.31%, 11/1/06..............................   $   900  $   900,000

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $900,000)                                            900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $24,773,288)                                      26,748,072(a)

Other assets and liabilities, net--0.7%                               178,201
                                                                 ------------
NET ASSETS--100.0%                                                $26,926,273
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,658,424 and gross depreciation of $694,561 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $24,784,209.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in Notes to Financial Statements.
(d) The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix Fundamental Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $24,773,288)                                  $ 26,748,072
Cash                                                                        359
Receivables
   Investment securities sold                                           168,242
   Fund shares sold                                                      29,720
   Dividends                                                              8,285
Trustee retainer                                                             80
Prepaid expenses                                                         16,407
                                                                   ------------
     Total assets                                                    26,971,165
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                                5,620
   Professional fee                                                      18,629
   Investment advisory fee                                                7,775
   Distribution and service fees                                          5,772
   Administration fee                                                     2,217
   Transfer agent fee                                                     1,394
   Other accrued expenses                                                 3,485
                                                                   ------------
     Total liabilities                                                   44,892
                                                                   ------------
NET ASSETS                                                         $ 26,926,273
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 25,345,118
Accumulated net investment loss                                         (86,494)
Accumulated net realized loss                                          (307,135)
Net unrealized appreciation                                           1,974,784
                                                                   ------------
NET ASSETS                                                         $ 26,926,273
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $26,725,483)                   2,494,525
Net asset value per share                                                $10.71
Offering price per share $10.71/(1-5.75%)                                $11.36

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $200,790)                         18,933
Net asset value and offering price per share                             $10.61



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                             $  75,053
Interest                                                                 26,888
                                                                      ---------
     Total investment income                                            101,941
                                                                      ---------

EXPENSES
Investment advisory fee                                                 103,568
Service fees, Class A                                                    32,124
Distribution and service fees, Class C                                      959
Financial agent fee                                                       3,105
Administration fee                                                        8,140
Transfer agent                                                           11,786
Registration                                                             20,594
Professional                                                             15,228
Trustees                                                                  8,577
Printing                                                                  7,669
Custodian                                                                 2,860
Miscellaneous                                                             1,127
                                                                      ---------
     Total expenses                                                     215,737
Less expenses reimbursed by investment adviser                          (27,218)
Custodian fees paid indirectly                                              (84)
                                                                      ---------
     Net expenses                                                       188,435
                                                                      ---------
NET INVESTMENT INCOME (LOSS)                                            (86,494)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (541,100)
Net change in unrealized appreciation (depreciation)
   on investments                                                        (4,423)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                         (545,523)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $(632,017)
                                                                      =========


                        See Notes to Financial Statements

Phoenix Fundamental Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                 Six Months
                                                                                    Ended        From Inception
                                                                              October 31, 2006    July 29, 2005
                                                                                 (Unaudited)    to April 30, 2006
                                                                              ----------------  -----------------
FROM OPERATIONS

   Net investment income (loss)                                                  $   (86,494)    $   (78,788)
   Net realized gain (loss)                                                         (541,100)        312,753
   Net change in unrealized appreciation (depreciation)                               (4,423)      1,979,207
                                                                                 -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (632,017)      2,213,172
                                                                                 -----------     -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (146,857 and 2,775,000 shares, respectively)      1,502,738      28,069,710
   Cost of shares repurchased (119,155 and 308,177 shares, respectively)          (1,217,983)     (3,199,490)
                                                                                 -----------     -----------
Total                                                                                284,755      24,870,220
                                                                                 -----------     -----------
CLASS C
   Proceeds from sales of shares (1,327 and 18,559 shares, respectively)              13,291         186,759
   Cost of shares repurchased (606 and 347 shares, respectively)                      (6,126)         (3,781)
                                                                                 -----------     -----------
Total                                                                                  7,165         182,978
                                                                                 -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         291,920      25,053,198
                                                                                 -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (340,097)     27,266,370

NET ASSETS

   Beginning of period                                                            27,266,370              --
                                                                                 -----------     -----------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF $(86,494) AND $0, RESPECTIVELY)

                                                                                 $26,926,273     $27,266,370
                                                                                 ===========     ===========


                        See Notes to Financial Statements

Phoenix Fundamental Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                          CLASS A
                                             -----------------------------------
                                                SIX MONTHS
                                                  ENDED         FROM INCEPTION
                                             OCTOBER 31, 2006    JULY 29, 2005
                                               (UNAUDITED)     TO APRIL 30, 2006
                                             ----------------  -----------------
Net asset value, beginning of period             $10.97             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.03)             (0.03)
   Net realized and unrealized gain (loss)        (0.23)              1.00
                                                 ------             ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.26)              0.97
                                                 ------             ------
Change in net asset value                         (0.26)              0.97
                                                 ------             ------
NET ASSET VALUE, END OF PERIOD                   $10.71             $10.97
                                                 ======             ======
Total return(1)                                   (2.37)%(4)          9.70%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $26,725            $27,068
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.45 %(3)          1.45 %(3)
   Gross operating expenses                        1.66 %(3)          1.89 %(3)
   Net investment income (loss)                   (0.66)%(3)         (0.43)%(3)
Portfolio turnover                                   51 %(4)           103 %(4)



                                                          CLASS C
                                             -----------------------------------
                                                SIX MONTHS
                                                  ENDED         FROM INCEPTION
                                             OCTOBER 31, 2006    JULY 29, 2005
                                               (UNAUDITED)     TO APRIL 30, 2006
                                             ----------------  -----------------
Net asset value, beginning of period             $10.90             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.07)             (0.08)
   Net realized and unrealized gain (loss)        (0.22)              0.98
                                                 ------             ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.29)              0.90
                                                 ------             ------
Change in net asset value                         (0.29)              0.90
                                                 ------             ------
NET ASSET VALUE, END OF PERIOD                   $10.61             $10.90
                                                 ======             ======
Total return(1)                                   (2.66)%(4)          9.00%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $201               $199
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.20 %(3)          2.20 %(3)
   Gross operating expenses                        2.40 %(3)          2.70 %(3)
   Net investment income (loss)                   (1.41)%(3)         (1.19)%(3)
Portfolio turnover                                   51 %(4)           103 %(4)



(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)Annualized.
(4)Not annualized.


                        See Notes to Financial Statements

PHOENIX STRATEGIC GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Strategic Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for the entire six-month period)

The second line for Class A, Class B, and Class C and the third line for Class X of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is use-ful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (CONTINUED)
(since inception date for Class X only)

   The second line of the accompanying tables for Class X provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the Fund to October 31, 2006.

                            Beginning            Ending      Expenses Paid
Strategic Growth Fund     Account Value       Account Value     During
      Class X          September 29, 2006   October 31, 2006    Period*
---------------------  ------------------   ---------------- -------------
Actual                      $1,000.00          $1,019.40        $1.29
Hypothetical (5% return
  before expenses,
  since inception)           1,000.00           1,003.12         1.28


                            Beginning
                          Account Value
                          April 30, 2006
                       ------------------
Hypothetical (5% return
  before expenses,
  six-month period)         $1,000.00           1,017.89         7.41

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.45%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (32) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

 FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning            Ending      Expenses Paid
Strategic Growth Fund     Account Value       Account Value     During
      Class A            April 30, 2006     October 31, 2006    Period*
---------------------  ------------------   ---------------- -------------
Actual                      $1,000.00          $  965.20        $8.68

Hypothetical (5% return
  before expenses)           1,000.00           1,016.35         8.95

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.75%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

Phoenix Strategic Growth Fund

                            Beginning            Ending      Expenses Paid
Strategic Growth Fund     Account Value       Account Value     During
      Class B            April 30, 2006     October 31, 2006    Period*
---------------------  ------------------   ---------------- -------------
Actual                      $1,000.00          $  960.50       $12.40

Hypothetical (5% return
  before expenses)           1,000.00           1,012.49        12.81

*Expenses are equal to the Fund's Class B annualized expense ratio of 2.51%, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
 (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

                            Beginning            Ending      Expenses Paid
Strategic Growth Fund     Account Value       Account Value     During
      Class C            April 30, 2006     October 31, 2006    Period*
---------------------  ------------------   ---------------- -------------
Actual                      $1,000.00          $  960.50       $12.40

Hypothetical (5% return
  before expenses)           1,000.00           1,012.49        12.81

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.51%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Strategic Growth Fund




SECTOR WEIGHTINGS (UNAUDITED)                                           10/31/06
As a percentage of total investments


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Information Technology                             33%
Health Care                                        18
Consumer Discretionary                             12
Industrials                                        10
Consumer Staples                                    9
Financials                                          5
Materials                                           4
Other                                               9


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006



                                     SHARES       VALUE
                                   ---------  ------------
DOMESTIC COMMON STOCKS--97.9%

AEROSPACE & DEFENSE--2.0%
United Technologies Corp..........    62,260  $ 4,091,727

AIR FREIGHT & LOGISTICS--1.5%
FedEx Corp........................    26,020    2,980,331

APPAREL RETAIL--2.1%
Crew (J.) Group, Inc.(b)..........    53,500    1,649,940
TJX Cos., Inc. (The)..............    89,500    2,591,025
                                              -----------
                                                4,240,965
                                              -----------
APPLICATION SOFTWARE--1.5%
Adobe Systems, Inc.(b)............    75,760    2,897,820

BIOTECHNOLOGY--5.4%
Amgen, Inc.(b)....................    61,690    4,682,888
Genentech, Inc.(b)................    72,580    6,045,914
                                              -----------
                                               10,728,802
                                              -----------
COMMUNICATIONS EQUIPMENT--5.8%
Cisco Systems, Inc.(b)............   165,910    4,003,408
Corning, Inc.(b)..................   167,830    3,428,767
Motorola, Inc.....................   181,950    4,195,767
                                              -----------
                                               11,627,942
                                              -----------
COMPUTER & ELECTRONICS RETAIL--1.5%
Circuit City Stores, Inc..........   113,420    3,060,072

COMPUTER HARDWARE--3.3%
Apple Computer, Inc.(b)...........    51,780    4,198,322
Sun Microsystems, Inc.(b).........   455,200    2,471,736
                                              -----------
                                                6,670,058
                                              -----------

                                     SHARES       VALUE
                                   ---------  ------------
COMPUTER STORAGE & PERIPHERALS--3.8%
Network Appliance, Inc.(b)........   118,850  $ 4,338,025
SanDisk Corp.(b)..................    69,520    3,343,912
                                              -----------
                                                7,681,937
                                              -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.1%
Oshkosh Truck Corp................    47,200    2,133,912

CONSTRUCTION MATERIALS--1.5%
Vulcan Materials Co...............    37,930    3,090,536

CONSUMER FINANCE--2.0%
American Express Co...............    67,450    3,899,285

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
Western Union Co. (The)(b)........   155,510    3,428,996

DEPARTMENT STORES--2.6%
Kohl's Corp.(b)...................    30,450    2,149,770
Penney (J.C.) Co., Inc............    39,740    2,989,640
                                              -----------
                                                5,139,410
                                              -----------
DRUG RETAIL--1.5%
CVS Corp..........................    97,440    3,057,667

ELECTRONIC EQUIPMENT MANUFACTURERS--1.7%
Agilent Technologies, Inc.(b).....    98,120    3,493,072

FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
Monsanto Co.......................    38,060    1,683,013

FOREST PRODUCTS--1.5%
Weyerhaeuser Co...................    48,680    3,095,561

HEALTH CARE DISTRIBUTORS--2.1%
Cardinal Health, Inc..............    65,350    4,277,158



                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                                     SHARES      VALUE
                                   ---------  -----------
HEALTH CARE EQUIPMENT--4.0%
Beckman Coulter, Inc..............    52,520  $ 3,023,576
Medtronic, Inc....................   103,950    5,060,286
                                              -----------
                                                8,083,862
                                              -----------
HOME ENTERTAINMENT SOFTWARE--2.1%
Electronic Arts, Inc.(b)..........    78,800    4,167,732

HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co..............    48,510    3,103,185

HOUSEWARES & SPECIALTIES--1.4%
Newell Rubbermaid, Inc............    95,406    2,745,785

HYPERMARKETS & SUPER CENTERS--1.5%
Wal-Mart Stores, Inc..............    61,820    3,046,490

INDUSTRIAL CONGLOMERATES--3.3%
General Electric Co...............   190,390    6,684,593

INDUSTRIAL MACHINERY--2.4%
Harsco Corp.......................    36,820    3,005,616
Illinois Tool Works, Inc..........    36,520    1,750,404
                                              -----------
                                                4,756,020
                                              -----------
INTERNET SOFTWARE & SERVICES--2.2%
Google, Inc. Class A(b)...........     9,230    4,397,080

INVESTMENT BANKING & BROKERAGE--0.9%
Jefferies Group, Inc..............    60,000    1,723,800

IT CONSULTING & OTHER SERVICES--1.6%
Cognizant Technology Solutions Corp.
Class A(b) .......................    41,450    3,120,356

MOVIES & ENTERTAINMENT--2.1%
Walt Disney Co. (The).............   131,380    4,133,215

OIL & GAS EQUIPMENT & SERVICES--1.5%
Schlumberger Ltd..................    47,200    2,977,376

OIL & GAS EXPLORATION & PRODUCTION--1.6%
XTO Energy, Inc...................    67,740    3,160,748

OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
Citigroup, Inc....................    60,370    3,028,159
JPMorgan Chase & Co...............    46,980    2,228,731
                                              -----------
                                                5,256,890
                                              -----------

                                     SHARES       VALUE
                                   ---------  -----------
PACKAGED FOODS & MEATS--3.0%
ConAgra Foods, Inc................   112,640    2,945,536
Wrigley (Wm.) Jr. Co..............    57,670    2,995,956
                                              -----------
                                                5,941,492
                                              -----------
PHARMACEUTICALS--6.1%
Abbott Laboratories...............    81,560  $ 3,874,916
Johnson & Johnson.................    62,180    4,190,932
Wyeth.............................    80,620    4,114,038
                                              -----------
                                               12,179,886
                                              -----------
RESTAURANTS--1.9%
Yum! Brands, Inc..................    63,960    3,803,062

SEMICONDUCTOR EQUIPMENT--1.2%
Applied Materials, Inc............   142,680    2,481,205

SEMICONDUCTORS--6.4%
Broadcom Corp. Class A(b).........   146,840    4,444,847
Intel Corp........................   177,340    3,784,436
Texas Instruments, Inc............   152,190    4,593,094
                                              -----------
                                               12,822,377
                                              -----------

SYSTEMS SOFTWARE--2.0%
Microsoft Corp....................   138,390    3,973,177

TOBACCO--1.4%
Altria Group, Inc.................    34,680    2,820,524

WIRELESS TELECOMMUNICATION SERVICES--3.7%
American Tower Corp. Class A(b)...   119,710    4,311,954
NII Holdings, Inc.(b).............    47,320    3,077,220
                                              -----------
                                                7,389,174
                                              -----------
---------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $179,026,119)                196,046,293
---------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $179,026,119)                196,046,293
---------------------------------------------------------

                                        PAR
                                       VALUE
                                       (000)
                                     ---------
SHORT-TERM INVESTMENTS--2.5%

COMMERCIAL PAPER(c)--2.5%
CAFCO LLC 5.28%, 11/1/06..........    $2,715    2,715,000
UBS Finance Delaware LLC
5.28%, 11/1/06 ...................     2,170    2,170,000
---------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,885,000)                    4,885,000
---------------------------------------------------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $183,911,119)                200,931,293(a)

Other assets and liabilities, net--(0.4)%        (759,060)
                                             ------------
NET ASSETS--100.0%                           $200,172,233
                                             ============

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,214,989 and gross depreciation of $3,305,420 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $184,021,724.
(b)Non-income producing.
(c)The rate shown is the discount rate.



                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
(Identified cost $183,911,119)             $  200,931,293
Cash                                               55,750
Receivables
   Investment securities sold                   2,995,044
   Dividends                                      119,080
   Fund shares sold                                10,691
Trustee retainer                                      635
Prepaid expenses                                   46,626
                                           --------------
     Total assets                             204,159,119
                                           --------------
LIABILITIES
Payables
   Investment securities purchased              3,254,589
   Fund shares repurchased                        361,916
   Investment advisory fee                        121,131
   Transfer agent fee                             101,748
   Distribution and service fees                   52,288
   Administration fee                              14,627
   Other accrued expenses                          80,587
                                           --------------
     Total liabilities                          3,986,886
                                           --------------
NET ASSETS                                 $  200,172,233
                                           ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                 $  418,029,325
Accumulated net investment loss                  (536,799)
Accumulated net realized loss                (234,340,467)
Net unrealized appreciation                    17,020,174
                                           --------------
NET ASSETS                                 $  200,172,233
                                           ==============

CLASS X
Shares of beneficial interest
  outstanding, no par value,unlimited
  authorization (Net Assets $10,579,923)        1,120,269
Net asset value and offering price
  per share                                         $9.44

CLASS A
Shares of beneficial interest
  outstanding, no par value,unlimited
  authorization (Net Assets $171,656,892)      18,184,544
Net asset value per share                          $ 9.44
Offering price per share $9.44/(1-5.75%)           $10.02

CLASS B
Shares of beneficial interest
  outstanding, no par value,unlimited
  authorization (Net Assets $12,588,400)        1,478,507
Net asset value and offering price
  per share                                         $8.51

CLASS C
Shares of beneficial interest
  outstanding, no par value,unlimited
  authorization (Net Assets $5,347,018)           627,272
Net asset value and offering price per share        $8.52




                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                     $   472,552
Interest                                           32,044
                                              -----------
     Total investment income                      504,596
                                              -----------
EXPENSES
Investment advisory fee                           428,521
Service fees, Class A                             131,553
Distribution and service fees, Class B             38,115
Distribution and service fees, Class C              9,017
Financial agent fee                                10,388
Administration fee                                 35,918
Transfer agent                                    222,967
Printing                                           76,252
Professional                                       38,769
Registration                                       21,025
Trustees                                           12,383
Custodian                                           9,294
Miscellaneous                                       7,234
                                              -----------
     Total expenses                             1,041,436
Custodian fees paid indirectly                        (41)
                                              -----------
     Net expenses                               1,041,395
                                              -----------
NET INVESTMENT INCOME (LOSS)                     (536,799)
                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments         2,834,471
Net change in unrealized appreciation
  (depreciation) on investments                (6,428,313)
                                              -----------
NET GAIN (LOSS) ON INVESTMENTS                 (3,593,842)
                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $(4,130,641)
                                              ===========


                        See Notes to Financial Statements

Phoenix Strategic Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                       Six Months
                                                                                         Ended
                                                                                    October 31, 2006     Year Ended
                                                                                      (Unaudited)      April 30, 2006
                                                                                    ----------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                                                       $   (536,799)    $   (933,854)
   Net realized gain (loss)                                                              2,834,471        7,238,960
   Net change in unrealized appreciation (depreciation)                                 (6,428,313)      10,524,648
                                                                                      ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (4,130,641)      16,829,754
                                                                                      ------------     ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (11,044 and 0 shares, respectively)                       104,770               --
   Proceeds from shares issued in conjunction with Plan of Reorganization
      (1,112,424 and 0 shares, respectively) (See Note 10)                              10,445,675               --
   Cost of shares repurchased (3,199 and 0 shares, respectively)                           (30,565)              --
                                                                                      ------------     ------------
Total                                                                                   10,519,880               --
                                                                                      ------------     ------------
CLASS A
   Proceeds from sales of shares (109,179 and 354,968 shares, respectively)                995,007        3,271,554
   Proceeds from shares issued in conjunction with Plan of Reorganization
      (8,664,930 and 0 shares, respectively) (See Note 10)                              81,385,101               --
   Cost of shares repurchased (1,495,856 and 4,393,401 shares, respectively)           (13,595,014)     (40,408,141)
                                                                                      ------------     ------------
Total                                                                                   68,785,094      (37,136,587)
                                                                                      ------------     ------------
CLASS B
   Proceeds from sales of shares (19,865 and 46,206 shares, respectively)                  164,487          389,333
   Proceeds from shares issued in conjunction with Plan of Reorganization
      (736,636 and 0 shares, respectively) (See Note 10)                                 6,239,282               --
   Cost of shares repurchased (168,017 and 559,805 shares, respectively)                (1,378,107)      (4,699,742)
                                                                                      ------------     ------------
Total                                                                                    5,025,662       (4,310,409)
                                                                                      ------------     ------------
CLASS C
   Proceeds from sales of shares (3,363 and 16,206 shares, respectively)                    29,149          134,084
   Proceeds from shares issued in conjunction with Plan of Reorganization
      (503,165 and 0 shares, respectively) (See Note 10)                                 4,266,854              --
   Cost of shares repurchased (47,253 and 150,244 shares, respectively)                   (392,099)      (1,251,056)
                                                                                      ------------     ------------
Total                                                                                    3,903,904       (1,116,972)
                                                                                      ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            88,234,540      (42,563,968)
                                                                                      ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                84,103,899      (25,734,214)

NET ASSETS
   Beginning of period                                                                 116,068,334      141,802,548
                                                                                      ------------     ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF $(536,799) AND $0, RESPECTIVELY)                       $200,172,233     $116,068,334
                                                                                      ============     ============



                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                 CLASS X
                                           --------------------
                                              FROM INCEPTION
                                           SEPTEMBER 29, 2006 TO
                                             OCTOBER 31, 2006
                                                (UNAUDITED)

Net asset value, beginning of period             $   9.26
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.01)
   Net realized and unrealized gain (loss)           0.19
                                                 --------
     TOTAL FROM INVESTMENT OPERATIONS                0.18
                                                 --------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --
                                                 --------
     TOTAL DISTRIBUTIONS                               --
                                                 --------
Change in net asset value                            0.18
                                                 --------
NET ASSET VALUE, END OF PERIOD                   $   9.44
                                                 ========
Total return                                         1.94 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $10,580

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.45 %(3)
   Net investment income (loss)                     (0.65)%(3)
Portfolio turnover                                     47 %(4)

                                                                                   CLASS A
                                         ---------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED APRIL 30,
                                           OCTOBER 31, 2006  -------------------------------------------------------------------
                                              (UNAUDITED)         2006        2005         2004        2003        2002
Net asset value, beginning of period                $ 9.78       $ 8.59      $ 8.64       $ 7.17      $ 9.06      $13.02
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   (0.04)       (0.06)      (0.06)       (0.06)      (0.07)      (0.09)
   Net realized and unrealized gain (loss)           (0.30)        1.25        0.01         1.53       (1.82)      (3.83)
                                                    ------       ------      ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                (0.34)        1.19       (0.05)        1.47       (1.89)      (3.92)
                                                    ------       ------      ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --           --          --           --          --       (0.04)
                                                    ------       ------      ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                --           --          --           --          --       (0.04)
                                                    ------       ------      ------       ------      ------      ------
Change in net asset value                            (0.34)        1.19       (0.05)        1.47       (1.89)      (3.96)
                                                    ------       ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                      $ 9.44       $ 9.78      $ 8.59       $ 8.64      $ 7.17      $ 9.06
                                                    ======       ======      ======       ======      ======      ======
Total return(1)                                      (3.48)%(4)   13.85 %     (0.58)%      20.50 %    (20.86)%    (30.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $171,657     $106,693    $128,426     $162,974    $156,017    $250,131

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 1.75 %(3)    1.62 %      1.56 %       1.52 %      1.60 %      1.39 %
   Net investment income (loss)                      (0.87)%(3)   (0.66)%     (0.67)%      (0.73)%     (0.95)%     (0.87)%
Portfolio turnover                                      47 %(4)      63 %       107 %        167 %       119 %       147 %


(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)Annualized.
(4 Not annualized.



                        See Notes to Financial Statements

Phoenix Strategic Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                         ---------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED APRIL 30,
                                           OCTOBER 31, 2006  -------------------------------------------------------------------
                                              (UNAUDITED)         2006        2005         2004        2003        2002
Net asset value, beginning of period                $ 8.86       $ 7.84      $ 7.94       $ 6.64      $ 8.46      $12.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   (0.07)       (0.12)      (0.11)       (0.11)      (0.11)      (0.16)
   Net realized and unrealized gain (loss)           (0.28)        1.14        0.01         1.41       (1.71)      (3.59)
                                                    ------       ------      ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                (0.35)        1.02       (0.10)        1.30       (1.82)      (3.75)
                                                    ------       ------      ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --           --          --           --          --       (0.04)
                                                    ------       ------      ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                --           --          --           --          --       (0.04)
                                                    ------       ------      ------       ------      ------      ------
Change in net asset value                            (0.35)        1.02       (0.10)        1.30       (1.82)      (3.79)
                                                    ------       ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                      $ 8.51       $ 8.86      $ 7.84       $ 7.94      $ 6.64      $ 8.46
                                                    ======       ======      ======       ======      ======      ======
Total return(1)                                      (3.95)%(4)   13.01 %     (1.26)%      19.58 %    (21.51)%    (30.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $12,588       $7,885     $11,006      $24,989     $30,755     $59,690

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 2.51%(3)     2.37 %      2.32 %       2.27 %      2.34 %      2.14 %
   Net investment income (loss)                      (1.63)%(3)   (1.41)%     (1.40)%      (1.48)%     (1.71)%     (1.62)%
Portfolio turnover                                     47%(4)        63 %       107 %        167 %       119 %       147 %



                                                                                   CLASS B
                                         ---------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                          YEAR ENDED APRIL 30,
                                           OCTOBER 31, 2006  -------------------------------------------------------------------
                                              (UNAUDITED)         2006        2005         2004        2003        2002
Net asset value, beginning of period                $ 8.87       $ 7.85      $ 7.95       $ 6.65      $ 8.47      $12.26
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (loss)(2)                   (0.07)       (0.12)      (0.11)       (0.12)      (0.11)      (0.16)
   Net realized and unrealized gain (loss)           (0.28)        1.14        0.01         1.42       (1.71)      (3.59)
                                                    ------       ------      ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                (0.35)        1.02       (0.10)        1.30       (1.82)      (3.75)
                                                    ------       ------      ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --           --          --           --          --       (0.04)
                                                    ------       ------      ------       ------      ------      ------
   TOTAL DISTRIBUTIONS                                  --           --          --           --          --       (0.04)
                                                    ------       ------      ------       ------      ------      ------
Change in net asset value                            (0.35)        1.02       (0.10)        1.30       (1.82)      (3.79)
                                                    ------       ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                      $ 8.52       $ 8.87      $ 7.85       $ 7.95      $ 6.65      $ 8.47
                                                    ======       ======      ======       ======      ======      ======
Total return(1)                                      (3.95)%(4)   12.99 %     (1.26)%      19.55 %    (21.49)%    (30.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $5,347       $1,490      $2,371       $3,713      $3,260      $5,499

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 2.51 %(3)    2.37 %      2.31 %       2.27 %      2.34 %      2.14 %
   Net investment income (loss)                      (1.65)%(3)   (1.42)%     (1.42)%      (1.48)%     (1.71)%     (1.61)%
Portfolio turnover                                      47 %(4)      63 %       107 %        167 %       119 %       147 %


(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)Annualized.
(4)Not annualized.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently three Funds are offered for sale (each a "Fund"). The Phoenix Dynamic Growth Fund ("Dynamic Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Fundamental Growth Fund ("Fundamental Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Strategic Growth Fund ("Strategic Growth Fund") is diversified and has an investment objective of long-term capital growth.

   The Funds offer the following classes of shares for sale:

                             Class A      Class B       Class C      Class X
                             --------     --------     --------     --------
Dynamic Growth Fund........     X            --           X            --
Fundamental Growth Fund....     X            --           X            --
Strategic Growth Fund......     X             X           X             X

   Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the evaluation of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Dynamic Growth Fund..............  0.80%
Fundamental Growth Fund..........  0.80%

   For the Strategic Growth Fund the Fund pays PIC a fee based upon the following annual rates as a percentage of the average daily net assets:

                              $1 Billion
                                through
          $1st Billion        $2 Billion       $2+ Billion
         ----------------    ------------     -------------
              0.70%              0.65%             0.60%

   For the period May 1, 2006 through October 6, 2006, the Strategic Growth Fund's advisory fees were 0.75% of the average daily net assets up to $1 billion, 0.70% of such value between $1 billion and $2 billion, and 0.65% of such value in excess of $2 billion.

   PIC has contractually agreed to limit the Dynamic Growth and the Fundamental Growth Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through September 30, 2007, so that such expenses for each of the forenamed Funds do not exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

   Bennett Lawrence Management LLC ("Bennett Lawrence") is the subadviser to the Dynamic Growth Fund. For its services, Bennett Lawrence is paid a fee by the Adviser at the rate of 0.40% of the average daily net asset value of the Fund.

   CastleArk Management LLC ("CastleArk") is the subadviser to the Fundamental Growth Fund. For its services, the Adviser pays CastleArk a fee based upon the following annual rates as a percentage of the average daily net assets of the
Fund:

                                   First $50         Over $50
                                    Million          Million
                                  -----------       ---------
                                     0.45%            0.40%

   Seneca Capital Management LLC ("Seneca") is the subadviser to the Strategic Growth Fund. Seneca is an indirect wholly-owned subsidiary of PNX. For its services, the Adviser pays Seneca a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                              First $201    $201 Million-    $1-2       Over $2
                                Million       $1 Billion    Billion     Billion
                             ------------   -------------  ---------   ---------
Strategic Growth Fund .....     0.10%            0.375%       0.35%      0.325%

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended October 31, 2006, as follows:

                              Class A          Class B          Class C
                            Net Selling       Deferred          Deferred
                            Commissions     Sales Charges     Sales Charges
                           -------------    -------------    --------------
Dynamic Growth Fund .....    $  201            $   --              $  1
Fundamental Growth Fund .       324                --               242
Strategic Growth Fund ...     3,691             7,484               101

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended October 31, 2006, the Trust incurred administration and/or financial agent fees totaling $62,930.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2006, transfer agent fees were $244,142 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                         Transfer Agent
                                                            Retained
                                                        ----------------
Dynamic Growth Fund ................................         $  227
Fundamental Growth Fund ............................          1,140
Strategic Growth Fund ..............................         86,545

   At October 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                             Aggregate
                                                             Net Asset
                                             Shares           Value
                                          -------------    --------------
Dynamic Growth Fund
   Class A ............................       854,850       $ 9,283,671
   Class C ............................        10,000           107,600
Fundamental Growth Fund
   Class A ............................     2,082,724        22,305,974
   Class C ............................        10,000           106,100
Strategic Growth Fund
   Class X ............................        10,799           101,943

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended October 31, 2006, were as follows:

                                            Purchases          Sales
                                          -------------    --------------
Dynamic Growth Fund....................   $ 3,925,329       $ 4,402,553
Fundamental Growth Fund................    12,961,952        12,715,712
Strategic Growth Fund .................    53,824,101        69,974,174

   There were no purchases or sales of long-term U.S. Government and agency securities

5. 10% SHAREHOLDERS

   As of October 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are affiliated with PNX.

                                           % of Shares      Number of
                                           Outstanding      Accounts
                                          -------------    -----------
Dynamic Growth Fund....................       80.8%             3
Fundamental Growth Fund................       71.2              2

6. CREDIT RISK AND ASSET CONCENTRATION

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At October 31, 2006, the Fundamental Growth Fund and the Strategic Growth Fund held securities issued by various companies in the Information Technology Sector comprising 26% and 33%, respectively, of the total net assets of the Fund.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                            Expiration Year
                             ----------------------------------------------
                                 2010             2011             2013
                             ------------    -------------    -------------
Dynamic Growth
  Fund ....................            --               --           --
Strategic Growth
  Fund ....................  $165,875,533    $  71,299,405           --


                                 2014             Total
                             ------------    -------------
Dynamic Growth
  Fund ....................     $ 211,789    $     211,789
Strategic Growth
  Fund ....................            --      237,174,938

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. MERGER

   On October 6, 2006, the Strategic Growth Fund ("Strategic Growth Fund") acquired all of the net assets of the Phoenix Large-Cap Growth Fund ("Large-Cap Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Strategic Equity Series Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,112,424 Class X shares, 8,664,930 Class A shares, 736,636 Class B shares, and 503,165 Class C shares of the Large-Cap Growth Fund outstanding on October 6, 2006 (valued at $10,445,675, $81,385,101, $6,239,282, and $4,266,854, respectively) for 826,704
Class X shares, 6,735,060 Class A shares, 559,028 Class B shares and 383,195 Class C shares of the Strategic Growth Fund outstanding on October 6, 2006. The Large-Cap Growth Fund had net assets on that date of $102,336,912 including $10,792,378 of net appreciation, which were combined with those of the Strategic Growth Fund. The aggregate net assets of Strategic Growth Fund immediately after the merger were $202,291,816. The shareholders of each Class of the Large-Cap Growth Fund received for each share owned approximately 1.35, 1.29, 1.32 and
1.31 shares, respectively, for Class X, Class A, Class B and Class C shares of the same class of the Strategic Growth Fund.

11. SUBSEQUENT EVENT

   Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Daniel T. Geraci, who had recently resigned from these positions.

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                   RESULTS OF COMPLEX-WIDE SHAREHOLDER MEETING
                                OCTOBER 31, 2006
                                  (UNAUDITED)

   At a special meeting of shareholders of Phoenix Strategic Equity Series Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

   1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).
   2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal
      7).

NUMBER OF ELIGIBLE UNITS VOTED:

                                                     FOR             AGAINST
                                                  ----------        ---------
1. Election of Trustees
   E. Virgil Conway.......................        85,228,421        3,493,017
   Harry Dalzell-Payne....................        85,235,352        3,486,086
   Daniel T. Geraci.......................        85,273,789        3,447,649
   Francis E. Jeffries....................        85,339,953        3,381,485
   Leroy Keith, Jr........................        85,329,141        3,392,297
   Marilyn E. LaMarche....................        85,338,073        3,383,365
   Philip R. McLoughlin...................        85,320,535        3,400,903
   Geraldine M. McNamara..................        85,334,733        3,386,704
   James M. Oates.........................        85,339,311        3,382,127
   Richard E. Segerson....................        85,348,058        3,373,380
   Ferdinand L. J. Verdonck...............        85,299,171        3,422,267


                                                     FOR             AGAINST          ABSTAIN
                                                  ----------        ---------        ---------


2. To ratify the appointment of
   PricewaterhouseCoopers LLP as
   the independent registered public
   accounting firm .......................        85,213,929          852,046        2,655,463


PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------
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
                                                          ---------------
                                                             PRESORTED
                                                              STANDARD
                                                            U.S. POSTAGE
                                                                PAID
                                                           Louisville, KY
                                                          Permit No. 1051
                                                          ---------------

[GRAPHICS OMITTED]
PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.




PXP679                                                                    12-06
BPD27920


ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              January 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              January 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and
                            Treasurer
                           (principal financial officer)

Date              January 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.